Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000169568
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Class N
Trading Symbol	MOWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.moeruscap.com. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	www.moeruscap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	1.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) generated returns of +19.97% (net of fees) for the Class N share class during the six months ended May 31, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.11% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +14.10% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+15.69%) outperformed the MSCI ACWI Value Index (+12.46%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund meaningfully outperformed both the MSCI ACWI and MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): online travel agency Despegar.com Corp.; Argentine bank Grupo Financiero Galicia S.A.; offshore energy services provider Tidewater, Inc.; Turkish insurer Türkiye Sigorta AS; and Argentine bank Banco Macro S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: residential brokerage company Douglas Elliman, Inc.; grocery retailer Companhia Brasileira de Distribuição; Holding Company Straits Trading Company Ltd.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and beauty products retailer Natura & Co. Holding S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Class N	MSCI ACWI Net	MSCI ACWI ex USA Index
05/31/16	$10,000	$10,000	$10,000
05/31/17	$12,281	$11,753	$11,824
05/31/18	$12,275	$13,144	$12,968
05/31/19	$10,997	$12,974	$12,156
05/31/20	$7,818	$13,678	$11,739
05/31/21	$13,180	$19,402	$16,760
05/31/22	$13,972	$18,086	$14,681
05/31/23	$13,995	$18,240	$14,474
05/31/24	$19,049	$22,537	$16,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (5/31/2016)
Moerus Worldwide Value Fund - Class N	19.97%	36.12%	11.61%	8.39%
MSCI ACWI Net	14.10%	23.56%	11.68%	10.69%
MSCI ACWI ex USA Index	11.11%	16.74%	6.81%	6.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 85,854,468
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 205,862
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,854,468 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$205,862 Portfolio Turnover (not annualized)17%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Consumer Discretionary	1.9%
Industrials	3.7%
Communications	4.1%
Consumer Staples	4.5%
Money Market Funds	6.9%
Real Estate	11.1%
Energy	14.3%
Materials	15.0%
Financials	38.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Despegar.com Corporation	4.1%
Grupo Financiero Galicia S.A. - ADR	3.9%
International Petroleum Corporation	3.7%
Turkiye Sigorta A/S	3.2%
John Wood Group plc	3.1%
Tidewater, Inc.	3.1%
Teck Resources Ltd. - Class B	3.1%
Hammerson plc	3.1%
Wheaton Precious Metals Corporation	3.0%
Conduit Holdings Ltd.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000169569
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Institutional Class
Trading Symbol	MOWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.moeruscap.com. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	www.moeruscap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) generated returns of +20.07% (net of fees) for the Institutional Class during the six months ended May 31, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.11% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +14.10% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+15.69%) outperformed the MSCI ACWI Value Index (+12.46%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund meaningfully outperformed both the MSCI ACWI and MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): online travel agency Despegar.com Corp.; Argentine bank Grupo Financiero Galicia S.A.; offshore energy services provider Tidewater, Inc.; Turkish insurer Türkiye Sigorta AS; and Argentine bank Banco Macro S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: residential brokerage company Douglas Elliman, Inc.; grocery retailer Companhia Brasileira de Distribuição; Holding Company Straits Trading Company Ltd.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and beauty products retailer Natura & Co. Holding S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (5/31/2016)
Moerus Worldwide Value Fund - Institutional Class	20.07%	36.39%	11.91%	8.66%
MSCI ACWI Net	14.10%	23.56%	11.68%	10.69%
MSCI ACWI ex USA Index	11.11%	16.74%	6.81%	6.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 85,854,468
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 205,862
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,854,468 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$205,862 Portfolio Turnover (not annualized)17%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Consumer Discretionary	1.9%
Industrials	3.7%
Communications	4.1%
Consumer Staples	4.5%
Money Market Funds	6.9%
Real Estate	11.1%
Energy	14.3%
Materials	15.0%
Financials	38.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Despegar.com Corporation	4.1%
Grupo Financiero Galicia S.A. - ADR	3.9%
International Petroleum Corporation	3.7%
Turkiye Sigorta A/S	3.2%
John Wood Group plc	3.1%
Tidewater, Inc.	3.1%
Teck Resources Ltd. - Class B	3.1%
Hammerson plc	3.1%
Wheaton Precious Metals Corporation	3.0%
Conduit Holdings Ltd.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.